UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:
811-23812

Elevation Series Trust
(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850
Denver, CO 80290
(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams
Elevation Series Trust
1700 Broadway, Suite 1850
Denver, CO 80290
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:
303-226-4150

With a copy to:

JoAnn M. Strasser
Thompson Hine LLP
17th Floor
41 South High Street
Columbus, Ohio 43215

Date of Fiscal Year End: October 31st

Date of Reporting Period: November 1, 2024 – April 30, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the Clough Hedged Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. Please contact us at +1 (888) 642-5231 or  visit our website at www.cloughetfs.com for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: CBLS

CLOUGH HEDGED EQUITY ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Hedged Equity ETF	$100	1.95%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Clough Hedged Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index	Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Nov '20	10,000	10,000	10,000	10,000
Oct '21	13,106	12,780	10,014	11,342
Oct '22	11,702	9,626	10,056	9,910
Oct '23	9,398	10,193	10,498	10,450
Oct '24	12,668	12,662	11,012	11,955
Apr '25	13,567	12,458	11,232	11,980

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$41,207,135
# of Portfolio Holdings	77
Portfolio Turnover Rate	434%
Total Advisory Fees Paid	$277,604

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (Nov 12, 2020)
Clough Hedged Equity ETF NAV	17.72%	7.07%
Bloomberg World All-Cap Equal Weight TR Index	6.16%	5.05%
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD	4.49%	2.64%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	5.42%	4.13%

Past performance does not guarantee future results. Call +1 (888) 642-5231 or visit www.cloughetfs.com for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR

(Expressed as % of Net Assets)

Long Exposure
Short Exposure
Communications
7.79%
-1.92%
Consumer Discretionary
15.69%
-13.41%
Consumer Staples
7.27%
-1.16%
Energy
11.50%
-0.95%
Financials
10.22%
-1.99%
Health Care
-4.21%
Industrials
9.07%
-4.08%
Materials
4.38%
Money Market
4.27%
Other
1.17%
Real Estate
-3.03%
Technology
19.12%
-6.08%
Utilities
5.11%

Value	Long Exposure	Short Exposure
Utilities	5.11%
Technology	19.12%	-6.08%
Real Estate		-3.03%
Other	1.17%
Money Market	4.27%
Materials	4.38%
Industrials	9.07%	-4.08%
Health Care		-4.21%
Financials	10.22%	-1.99%
Energy	11.50%	-0.95%
Consumer Staples	7.27%	-1.16%
Consumer Discretionary	15.69%	-13.41%
Communications	7.79%	-1.92%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Long Exposure
Short Exposure
Asia
9.96%
North America
66.17%
-35.77%
South & Central America
4.77%
Western Europe
14.69%
-1.06%

Value	Long Exposure	Short Exposure
Western Europe	14.69%	-1.06%
South & Central America	4.77%
North America	66.17%	-35.77%
Asia	9.96%

CLOUGH HEDGED EQUITY ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: CBLS

+1 (888) 642-5231

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit www.cloughetfs.com.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2025. The Fund acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the Clough Select Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. Please contact us at +1 (888) 642-5231 or  visit our website at www.cloughetfs.com for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: CBSE

CLOUGH SELECT EQUITY ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Select Equity ETF	$41	0.85%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Clough Select Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index
Nov '20	10,000	10,000
Oct '21	14,772	12,780
Oct '22	11,973	9,626
Oct '23	10,623	10,193
Oct '24	15,869	12,662
Apr '25	15,316	12,458

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$22,976,480
# of Portfolio Holdings	37
Portfolio Turnover Rate	465%
Total Advisory Fees Paid	$95,409

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (Nov 12, 2020)
Clough Select Equity ETF NAV	12.57%	10.02%
Bloomberg World All-Cap Equal Weight TR Index	6.16%	5.05%

Past performance does not guarantee future results. Call +1 (888) 642-5231 or visit www.cloughetfs.com for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR

(Expressed as % of Net Assets)

Communications
7.79%
Consumer Discretionary
19.80%
Energy
11.98%
Financials
11.41%
Industrials
5.25%
Materials
4.98%
Money Market
0.83%
Technology
20.04%
Utilities
9.88%

Value	Value
Utilities	9.88%
Technology	20.04%
Money Market	0.83%
Materials	4.98%
Industrials	5.25%
Financials	11.41%
Energy	11.98%
Consumer Discretionary	19.80%
Communications	7.79%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Asia
12.89%
North America
57.95%
South & Central America
5.64%
Western Europe
15.48%

Value	Value
Western Europe	15.48%
South & Central America	5.64%
North America	57.95%
Asia	12.89%

CLOUGH SELECT EQUITY ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: CBSE

+1 (888) 642-5231

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit www.cloughetfs.com.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2025.The Fund acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2024 to April 30, 2025.  Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: SRHR

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$39	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658
Apr'25	11,945	13,421

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$48,845,418
# of Portfolio Holdings	26
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$191,223

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF	7.89%	12.62%
S&P 500 Total Return Index	12.10%	21.73%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

REIT SUBSECTOR

(Expressed as % of Total Investments)

Residential REIT
13.69%
Health Care REIT
13.06%
Data Center REIT
11.53%
Industrial REIT
9.16%
Office REIT
8.70%
Specialty REIT
8.62%
Multi Asset Class REIT
7.20%
Infrastructure REIT
6.46%
Self-storage REIT
6.34%
Hotel REIT
4.77%
Gaming REIT
3.38%
Retail REIT
3.26%
Entertainment Facilities
2.89%
Cash/Cash Equivalent
0.94%

Value	Value
Cash/Cash Equivalent	0.94%
Entertainment Facilities	2.89%
Retail REIT	3.26%
Gaming REIT	3.38%
Hotel REIT	4.77%
Self-storage REIT	6.34%
Infrastructure REIT	6.46%
Multi Asset Class REIT	7.20%
Specialty REIT	8.62%
Office REIT	8.70%
Industrial REIT	9.16%
Data Center REIT	11.53%
Health Care REIT	13.06%
Residential REIT	13.69%

SRH REIT COVERED CALL ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: SRHR

877-524-9155

SRHetfs@paralel.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://srhfunds.com/srhr.

This semi-annual shareholder report contains important information about the SRH U.S. Quality GARP ETF (formerly known as SRH U.S. Quality ETF) for the period of November 1, 2024 to April 30, 2025. Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: SRHQ

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality GARP ETF	$17	0.35%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	SRH U.S. Quality GARP ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541
Apr'25	13,974	15,271

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$154,634,853
# of Portfolio Holdings	59
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$281,160

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality GARP ETF	7.04%	13.91%
S&P 500 Total Return Index	12.10%	17.91%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services 23.67%
Health Care 13.48%
Industrial Services 12.10%
Financial Services 11.72%
Media 6.78%
Industrial Products 6.70%
Tech Hardware & Semiconductors 5.43%
Consumer Discretionary Products 4.67%
Materials 3.52%
Consumer Staple Products 3.34%
Utilities 1.91%
Retail & Wholesale - Discretionary 1.70%
Renewable Energy 1.63%
Retail & Wholesale - Staples 1.60%
Telecommunications 1.53%
Cash/Cash Equivalent 0.22%

Value	Value
Cash/Cash Equivalent	0.22%
Telecommunications	1.53%
Retail & Wholesale - Staples	1.60%
Renewable Energy	1.63%
Retail & Wholesale - Discretionary	1.70%
Utilities	1.91%
Consumer Staple Products	3.34%
Materials	3.52%
Consumer Discretionary Products	4.67%
Tech Hardware & Semiconductors	5.43%
Industrial Products	6.70%
Media	6.78%
Financial Services	11.72%
Industrial Services	12.10%
Health Care	13.48%
Software & Tech Services	23.67%

SRH U.S. QUALITY GARP ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

NYSE ARCA, Inc.: SRHQ

877-524-9155

SRHETFs@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://srhfunds.com/srhq.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2025. Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

This semi-annual shareholder report contains important information about the The Opal International Dividend Income ETF for the period of December 26, 2024 (commencement of operations) to April 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/idvz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: IDVZ

THE OPAL INTERNATIONAL DIVIDEND INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Opal International Dividend Income ETF	$27	0.75%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 26, 2024 (commencement of operations) to April 30, 2025. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	The Opal International Dividend Income ETF	MSCI ACWI ex USA High Dividend Yield Index
Dec'24	10,000	10,000
Apr'25	11,290	11,388

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$74,132,531
# of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$121,339

TOTAL RETURN BASED ON A $10,000 INVESTMENT

.	Since Inception (December 26, 2024)
The Opal International Dividend Income ETF	12.90%
MSCI ACWI ex USA High Dividend Yield Index	13.88%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/idvz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products 18.41%
Banking 16.73%
Telecommunications 9.17%
Health Care 9.05%
Insurance 8.79%
Retail & Wholesale - Staples 6.92%
Oil & Gas 6.12%
Utilities 5.33%
Tech Hardware & Semiconductors 4.75%
Materials 3.33%
Media 3.18%
Retail & Wholesale - Discretionary 2.90%
Financial Services 2.78%
Consumer Discretionary Products 0.96%
Industrial Services 0.81%
Software & Tech Services 0.54%
Money Market 0.23%

Value	Value
Money Market	0.23%
Software & Tech Services	0.54%
Industrial Services	0.81%
Consumer Discretionary Products	0.96%
Financial Services	2.78%
Retail & Wholesale - Discretionary	2.90%
Media	3.18%
Materials	3.33%
Tech Hardware & Semiconductors	4.75%
Utilities	5.33%
Oil & Gas	6.12%
Retail & Wholesale - Staples	6.92%
Insurance	8.79%
Health Care	9.05%
Telecommunications	9.17%
Banking	16.73%
Consumer Staple Products	18.41%

COUNTRY

(Expressed as % of Total Investments)

United Kingdom 19.20%
France 12.87%
Netherlands 9.97%
Switzerland 9.70%
Mexico 8.06%
Brazil 7.91%
Italy 3.66%
Spain 3.45%
Australia 3.06%
Cayman Islands 2.90%
United States 2.82%
Taiwan 2.76%
Philippines 2.50%
Indonesia 2.35%
Canada 2.30%
Denmark 2.12%
Japan 1.95%
China 1.88%
Germany 0.54%

Value	Value
Germany	0.54%
China	1.88%
Japan	1.95%
Denmark	2.12%
Canada	2.30%
Indonesia	2.35%
Philippines	2.50%
Taiwan	2.76%
United States	2.82%
Cayman Islands	2.90%
Australia	3.06%
Spain	3.45%
Italy	3.66%
Brazil	7.91%
Mexico	8.06%
Switzerland	9.70%
Netherlands	9.97%
France	12.87%
United Kingdom	19.20%

THE OPAL INTERNATIONAL DIVIDEND INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: IDVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/idvz/.

This semi-annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF for the period of November 1, 2024 to April 30, 2025.  Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qber/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: QBER

TRUESHARES QUARTERLY BEAR HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$39	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	TrueShares Quarterly Bear Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,032	10,493
Apr'25	10,059	10,310

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$124,790,546
# of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$438,738

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF	0.59%
S&P 500 Total Return Index	3.10%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Treasury Bills
99.14%
Flex Options
0.75%
Money Market
0.11%

Value	Value
Money Market	0.11%
Flex Options	0.75%
Treasury Bills	99.14%

TRUESHARES QUARTERLY BEAR HEDGE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: QBER

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/qber/.

This semi-annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF for the period of November 1, 2024 to April 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qbul/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: QBUL

TRUESHARES QUARTERLY BULL HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$40	0.79%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	TrueShares Quarterly Bull Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,100	10,493
Apr'25	10,116	10,310

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$57,373,665
# of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,186

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF	1.16%
S&P 500 Total Return Index	3.10%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Treasury Bills
99.07%
Flex Options
0.73%
Money Market
0.20%

Value	Value
Money Market	0.20%
Flex Options	0.73%
Treasury Bills	99.07%

TRUESHARES QUARTERLY BULL HEDGE ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: QBUL

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/qbul/.

This semi-annual shareholder report contains important information about the TrueShares Seasonality Laddered Buffered ETF for the period of January 24, 2025 (commencement of operations) to April 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/onez/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: ONEZ

TRUESHARES SEASONALITY LADDERED BUFFERED ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Seasonality Laddered Buffered ETF	$5	0.19%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 24, 2025 (commencement of operations) to April 30, 2025. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	TrueShares Seasonality Laddered Buffered ETF	S&P 500 Total Return Index
Jan'25	10,000	10,000
Apr'25	9,407	9,159

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$26,870,543
# of Portfolio Holdings	15
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$11,811

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (January 24, 2025)
TrueShares Seasonality Laddered Buffered ETF	-5.93%
S&P 500 Total Return Index	-8.41%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/onez/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.62%
Exchange Traded Fund	99.38%

TRUESHARES SEASONALITY LADDERED BUFFERED ETF

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2025

Cboe Exchange, Inc.: ONEZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/onez/.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

SRH Funds

SRH REIT Covered Call ETF (NYSE ARCA, Inc.: SRHR)

SRH U.S. Quality GARP ETF* (NYSE ARCA, Inc.: SRHQ)

Semi-Annual Financial Statements

April 30, 2025

* Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.57%
Data Center REIT - 11.59%
Digital Realty Trust, Inc.	16,500	$2,648,910
Equinix, Inc.(a)	3,500	3,012,625
		5,661,535
Entertainment Facilities - 2.91%
Vail Resorts, Inc.(a)	10,200	1,419,840

Gaming REIT - 3.39%
VICI Properties, Inc.(a)	51,763	1,657,451

Health Care REIT - 13.13%
Alexandria Real Estate Equities, Inc.	22,500	1,634,850
Healthpeak Properties, Inc.	51,763	923,452
Ventas, Inc.(a)	55,000	3,854,400
		6,412,702

Hotel REIT - 4.80%
Apple Hospitality REIT, Inc.	75,000	882,750
Host Hotels & Resorts, Inc.	103,525	1,461,773
		2,344,523

Industrial REIT - 9.20%
Eastgroup Properties, Inc.	7,395	1,208,491
First Industrial Realty Trust, Inc.	41,260	1,963,151
Rexford Industrial Realty, Inc.(a)	40,000	1,324,000
		4,495,642

Infrastructure REIT - 6.49%
Crown Castle, Inc.(a)	30,000	3,172,800

Multi Asset Class REIT - 7.24%
Global Net Lease, Inc.	295,500	2,231,025
Safehold, Inc.(a)	82,800	1,304,100
		3,535,125

Office REIT - 8.75%
Cousins Properties, Inc.	72,500	1,996,650
Highwoods Properties, Inc.	80,000	2,275,200
		4,271,850
	Shares	Value
Residential REIT - 13.77%
Invitation Homes, Inc.	20,628	$705,271
Mid-America Apartment Communities, Inc.	8,000	1,277,200
NexPoint Residential Trust, Inc.	72,082	2,687,217
Sun Communities, Inc.(a)	16,514	2,054,837
		6,724,525

Retail REIT - 3.27%
Brixmor Property Group Inc.	64,200	1,599,222

Self-storage REIT - 6.37%
Extra Space Storage, Inc.(a)	12,350	1,809,522
National Storage Affiliates Trust	35,000	1,302,000
		3,111,522

Specialty REIT - 8.66%
Lamar Advertising Co., Class A	37,168	4,230,090

TOTAL COMMON STOCKS
(Cost $48,391,204)		48,636,827

MONEY MARKET FUNDS - 0.95%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.26%(b)	463,634	463,634

TOTAL MONEY MARKET FUNDS
(Cost $463,634)		463,634

TOTAL INVESTMENTS - 100.52%
(Cost $48,854,838)		$49,100,461

Liabilities in Excess of Other Assets - (0.52%)		(255,043)

NET ASSETS - 100.00%		$48,845,418

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $19,313,065 as of April 30, 2025.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

3

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Crown Castle, Inc.	7/18/2025	$115.00	(295)	$41,880	$(3,119,920)	$(53,395)
Equinix, Inc.	6/20/2025	930.00	(35)	53,793	(3,012,625)	(32,900)
Extra Space Storage, Inc.	6/20/2025	170.00	(120)	53,635	(1,758,240)	(4,680)
Rexford Industrial Realty, Inc.	7/18/2025	45.00	(400)	36,791	(1,324,000)	(15,000)
Safehold, Inc.	10/17/2025	22.50	(800)	60,595	(1,260,000)	(18,000)
Sun Communities, Inc.	5/16/2025	140.00	(160)	19,140	(1,990,880)	(5,200)
Vail Resorts, Inc.	7/18/2025	145.00	(100)	54,696	(1,392,000)	(66,000)
Ventas, Inc.	5/16/2025	72.50	(550)	61,584	(3,854,400)	(33,000)
VICI Properties, Inc.	6/20/2025	35.00	(500)	11,985	(1,601,000)	(5,000)
				$394,099	$(19,313,065)	$(233,175)

See Notes to Financial Statements

4

SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.77%
Consumer Discretionary Products - 4.67%
NIKE, Inc.	42,086	$2,373,650
NVR, Inc.(a)	369	2,629,402
Polaris, Inc.	65,257	2,216,128
		7,219,180

Consumer Staple Products - 3.34%
Coca-Cola Consolidated, Inc.	1,979	2,683,148
Conagra Brands, Inc.	100,135	2,474,336
		5,157,484

Financial Services - 11.72%
Cboe Global Markets, Inc.	11,810	2,619,458
Corpay, Inc.(a)	7,662	2,492,985
Credit Acceptance Corp.(a)	5,175	2,522,398
Essent Group Ltd.	46,287	2,635,119
Euronet Worldwide, Inc.(a)	25,004	2,477,896
Nasdaq, Inc.	35,218	2,683,964
PayPal Holdings, Inc.(a)	40,945	2,695,819
		18,127,639

Health Care - 13.47%
Cencora, Inc.	9,609	2,812,266
Amgen, Inc.	8,575	2,494,639
Cardinal Health, Inc.	19,392	2,739,896
CVS Health Corp.	39,433	2,630,575
Elevance Health, Inc.	6,143	2,583,623
Humana, Inc.	10,096	2,647,575
McKesson Corp.	3,969	2,829,063
UnitedHealth Group, Inc.	5,102	2,099,167
		20,836,804

Industrial Products - 6.70%
Fortive Corp.	36,507	2,544,173
Keysight Technologies, Inc.(a)	17,839	2,593,791
The Toro Co.	36,702	2,506,012
Watts Water Technologies, Inc.	13,083	2,717,993
		10,361,969

Industrial Services - 12.10%
Applied Industrial Technologies, Inc.	11,857	2,884,571
Arcosa, Inc.	34,642	2,773,785
EMCOR Group, Inc.	7,228	2,896,260
Frontdoor, Inc.(a)	69,537	2,858,666
FTI Consulting, Inc.(a)	16,282	2,707,371
Insperity, Inc.	29,941	1,946,464
TriNet Group, Inc.	33,715	2,640,896
		18,708,013
	Shares	Value
Materials - 3.52%
Eagle Materials, Inc.	12,039	$2,725,509
Owens Corning	18,707	2,720,185
		5,445,694

Media - 6.78%
Fox Corp., Class A	47,203	2,350,237
GoDaddy, Inc., Class A(a)	14,831	2,793,122
New York Times Co.	53,863	2,804,108
Sirius XM Holdings, Inc.	118,502	2,538,313
		10,485,780

Renewable Energy - 1.63%
EnerSys	29,173	2,526,382

Retail & Wholesale - Discretionary - 1.70%
The Home Depot, Inc.	7,293	2,629,054

Retail & Wholesale - Staples - 1.60%
Target Corp.	25,600	2,475,520

Software & Tech Services - 23.67%
ACI Worldwide, Inc.(a)	48,832	2,605,675
Akamai Technologies, Inc.(a)	33,188	2,674,289
Autodesk, Inc.(a)	10,204	2,798,447
Booz Allen Hamilton Holding Co., Class A	25,546	3,066,031
Box, Inc., Class A(a)	86,573	2,702,809
Dropbox, Inc., Class A(a)	100,024	2,855,685
Gen Digital, Inc.	100,664	2,604,178
Genpact Ltd.	53,052	2,666,394
Leidos Holdings, Inc.	19,799	2,914,017
Nutanix, Inc.(a)	38,270	2,629,149
Pegasystems, Inc.	38,368	3,532,925
Qualys, Inc.(a)	21,215	2,666,938
Science Applications International Corp.	23,796	2,880,030
		36,596,567

Tech Hardware & Semiconductors - 5.43%
Ciena Corp.(a)	44,211	2,969,211
Jabil, Inc.	19,635	2,877,706
Plexus Corp.(a)	20,850	2,552,665
		8,399,582

Telecommunications - 1.53%
Iridium Communications, Inc.	97,791	2,359,697

See Notes to Financial Statements

5

SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Continued) (Unaudited)

	Shares	Value
Utilities - 1.91%
Vistra Corp.	22,750	$2,949,082

TOTAL COMMON STOCKS
(Cost $140,124,929)		154,278,447

MONEY MARKET FUNDS - 0.22%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.26%(b)	333,390	333,390

TOTAL MONEY MARKET FUNDS
(Cost $333,390)		333,390

TOTAL INVESTMENTS - 99.99%
(Cost $140,458,319)		$154,611,837

Other Assets In Excess of Liabilities - 0.01%		23,016

NET ASSETS - 100.00%		$154,634,853

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

6

SRH Funds

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

	SRH REIT Covered Call ETF	SRH U.S. Quality GARP ETF

ASSETS:
Investments, at value	$49,100,461	$154,611,837
Dividends receivable	7,659	66,796
Total Assets	49,108,120	154,678,633
LIABILITIES:
Written options, at value	233,175	—
Payable to investment advisor	29,527	43,780
Total Liabilities	262,702	43,780
NET ASSETS	$48,845,418	$154,634,853

NET ASSETS CONSIST OF
Paid in capital	$47,973,281	$138,118,961
Total distributable earnings	872,137	16,515,892
NET ASSETS	$48,845,418	$154,634,853

INVESTMENTS, AT COST	$48,854,838	$140,458,319
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$(394,099)	$—

Net asset value:
Net assets	$48,845,418	$154,634,853
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	900,000	4,404,000
Net asset value, price per share	$54.27	$35.11

See Notes to Financial Statements

7

SRH Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

	SRH REIT Covered Call ETF	SRH U.S. Quality GARP ETF
INVESTMENT INCOME:
Dividends	$1,288,928	$829,247
Total Investment Income	1,288,928	829,247
EXPENSES:
Investment advisory fees	191,223	281,160
Total Expenses	191,223	281,160
NET INVESTMENT INCOME	1,097,705	548,087
Net realized gain/(loss) on:
Investments	(943,010)	(6,893,622)
Written Options	866,872	—
Investments sold in-kind	1,172,069	13,520,547
Total Net Realized Gain	1,095,931	6,626,925
Net change in unrealized appreciation/depreciation on:
Investments	(5,056,124)	(15,001,546)
Written options	(63,680)	—
Total Net Change in Unrealized Appreciation/Depreciation	(5,119,804)	(15,001,546)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,023,873)	(8,374,621)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,926,168)	$(7,826,534)

See Notes to Financial Statements

8

SRH REIT Covered Call ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period November 1, 2023 (Commencement of Operations) through October 31, 2024
OPERATIONS
Net investment income	$1,097,705	$1,346,483
Net realized gain	1,095,931	3,063,638
Net change in unrealized appreciation/depreciation	(5,119,804)	5,526,351
Net decrease in net assets resulting from operations	(2,926,168)	9,936,472
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,677,033)	(3,173,667)
Return of capital	—	(349,239)
Net decrease in net assets from distributions	(1,677,033)	(3,522,906)
SHARE TRANSACTIONS
Shares sold	8,654,775	57,436,058
Shares redeemed	(8,622,740)	(10,433,040)
Net increase in net assets derived from share transactions	32,035	47,003,018
Net increase/(decrease) in net assets	(4,571,166)	53,416,584

NET ASSETS
Beginning of period	53,416,584	—
End of period	$48,845,418	$53,416,584

See Notes to Financial Statements

9

SRH U.S. Quality GARP ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$548,087	$1,008,117
Net realized gain	6,626,925	11,581,309
Net change in unrealized appreciation/depreciation	(15,001,546)	24,991,136
Net increase/(decrease) in net assets resulting from operations	(7,826,534)	37,580,562
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(540,107)	(1,044,283)
Net decrease in net assets from distributions	(540,107)	(1,044,283)
SHARE TRANSACTIONS
Shares sold	67,649,225	51,349,485
Shares redeemed	(52,191,755)	(51,302,055)
Net increase in net assets derived from share transactions	15,457,470	47,430
Net increase in net assets	7,090,829	36,583,709

NET ASSETS
Beginning of period	147,544,024	110,960,315
End of period	$154,634,853	$147,544,024

See Notes to Financial Statements

10

SRH REIT Covered Call ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Period November 1, 2023 (Commencement of Operations) through October 31, 2024(a)
Net Asset Value - Beginning of Period	$59.35		$50.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.22		1.50
Net realized and unrealized gain/(loss) on investments	(4.44)		11.52
Total from Investment Operations	(3.22)		13.02

DISTRIBUTIONS:
From distributable earnings	(1.86)		(3.51)
From tax return of capital	—		(0.39)
Total Distributions	(1.86)		(3.90)

Net Increase/(Decrease) in net asset value	(5.08)		9.12
Net Asset Value - End of Period	$54.27		$59.35
TOTAL RETURN(c)	(5.52%)		26.42%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$48,845		$53,417
Ratio of net operating expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income to average net assets	4.31	%(d)	2.61	%(d)
Portfolio turnover rate(e)(f)	24%		44%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on November 1, 2023 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements

11

SRH U.S. Quality GARP ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(a)		For the Period October 4, 2022 (Commencement of Operations) through August 31, 2023(b)
Net Asset Value - Beginning of Period	$36.85		$27.71	$29.87		$25.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.12		0.25	0.05		0.25
Net realized and unrealized gain/(loss) on investments	(1.74)		9.15	(2.14)		4.17
Total from Investment Operations	(1.62)		9.40	(2.09)		4.42

DISTRIBUTIONS:
From distributable earnings	(0.12)		(0.26)	(0.07)		(0.21)
Total Distributions	(0.12)		(0.26)	(0.07)		(0.21)

Net Increase/(Decrease) in net asset value	(1.74)		9.14	(2.16)		4.21
Net Asset Value - End of Period	$35.11		$36.85	$27.71		$29.87
TOTAL RETURN(d)	(4.40%)		34.00%	(7.00%)		17.29%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$154,635		$147,544	$110,960		$119,598
Ratio of net operating expenses to average net assets	0.35	%(e)	0.35%	0.35	%(e)	0.35	%(e)
Ratio of net investment income to average net assets	0.68	%(e)	0.74%	1.01	%(e)	0.98	%(e)
Portfolio turnover rate(f)(g)	35%		40%	0%		41%

(a)	Effective September 1, 2023, the Board approved changing the fiscal year-end of the Fund from August 31 to October 31.
(b)	The net asset value at the beginning of the period represents the initial shares outstanding on October 4, 2022 (Commencement of Operations).
(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements

12

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF (formerly known as SRH U.S. Quality ETF) (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023. SRH U.S. Quality GARP ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (formerly known as the SRH U.S. Quality Index) (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (formerly known as Rocky Mountain Advisors, LLC) (“SRH”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies,” including Accounting Standard Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

13

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2025:

SRH REIT Covered Call ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$48,636,827	$—	$—	$48,636,827
Money Market Funds	463,634	—	—	463,634
Total	$49,100,461	$—	$—	$49,100,461
Other Financial Instruments(b)
Written Options	$(233,175)	$—	$—	$(233,175)
Total	$(233,175)	$—	$—	$(233,175)

SRH U.S. Quality GARP ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$154,278,447	$—	$—	$154,278,447
Money Market Funds	333,390	—	—	333,390
Total	$154,611,837	$—	$—	$154,611,837

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

REITs: The SRH REIT Covered Call ETF may invest in REITs and is subject to certain risks associated with those investments. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. Real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs is reported to the Fund after the end of the calendar year, and the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to Shareholders: Dividends from net investment income of the Funds, if any, are declared and paid monthly for SRH REIT Covered Call ETF and quarterly for SRH U.S. Quality GARP ETF, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the period ended April 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of April 30, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

14

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of SRH REIT Covered Call ETF’s investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write U.S. exchange-traded covered call options on REITs held by the Fund. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

As of April 30, 2025, the effects of derivative instruments on the Statement of Assets and Liabilities were as follows:

	Liability Derivatives Statement of Assets and Liabilities Location
	Location	Value
SRH REIT Covered Call ETF
Equity Contracts (Written Options)	Written Options, at value	$233,175
Total		$233,175

For the period ending April 30, 2025, the effects of derivative instruments on the Statement of Operations were as follows:

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
SRH REIT Covered Call ETF
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation/ depreciation on written options	$866,872	$(63,680)
Total		$866,872	$(63,680)

The average monthly notional value of written option contracts for the Fund was $22,013,040 during the period ending April 30, 2025.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreements, the Funds pay the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.75% for the SRH REIT Covered Call ETF and 0.35% for the SRH U.S. Quality GARP ETF of the respective Fund’s average daily net assets. Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution (12b-1) fees and expenses, litigation expenses, and other non-routine or extraordinary expenses.

15

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

SRH has served as the primary sub-adviser to SRH REIT Covered Call ETF since inception. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and SRH, SRH is responsible for the day-to-day management of the Fund’s portfolio and determining the portfolio securities to be bought and sold.

Vident Asset Management (“Vident”) has served as the trading sub-adviser to SRH REIT Covered Call ETF since inception and has served as the sub-adviser to SRH U.S. Quality GARP ETF since July 14, 2023. Pursuant to a Sub- Advisory Agreement between the Trust, the Adviser, and Vident, Vident is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of SRH U.S. Quality GARP ETF’s Index.

For the services SRH and Vident provide to the Funds, they are compensated by the Adviser out of its Unitary Management Fee for the respective Fund.

Paralel Technologies LLC (the “Administrator”), the parent company of the Adviser and the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC (the “Distributor”), a wholly owned subsidiary of the Administrator and affiliate of the Adviser, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Adviser, Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee for each Fund.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
SRH REIT Covered Call ETF	$12,360,988	$12,400,461
SRH U.S. Quality GARP ETF	56,815,250	56,813,794

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SRH REIT Covered Call ETF	$8,599,920	$8,735,985
SRH U.S. Quality GARP ETF	67,707,793	52,452,534

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 25,000 and 50,000 Shares for SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF, respectively, with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of each Fund on the transaction date. The Funds may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

16

SRH Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

Beneficial Interest transactions were as follows:

	For the Period Ended April 30, 2025	For the Year Ended October 31, 2024
SRH REIT Covered Call ETF
Shares sold	150,000	1,075,000
Shares redeemed	(150,000)	(175,000)
Net increase in shares outstanding	—	900,000

	For the Period Ended April 30, 2025	For the Year Ended October 31, 2024
SRH U.S. Quality GARP ETF
Shares sold	1,950,000	1,550,000
Shares redeemed	(1,550,000)	(1,550,000)
Net increase in shares outstanding	400,000	—

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2025.

The character of distributions paid on a tax basis during the period ended October 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Tax Return of Capital
SRH REIT Covered Call ETF	$2,991,424	$182,243	$349,239
SRH U.S. Quality GARP ETF	1,044,283	—	—

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at April 30, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of written call options	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
SRH REIT Covered Call ETF	$3,840,224	$(3,615,145)	$160,924	$386,003	$48,875,382
SRH U.S. Quality GARP ETF	20,816,592	(6,665,801)	—	14,150,791	140,461,046

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales.

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of April 30, 2025.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

17

SRH Funds

ADDITIONAL INFORMATION

April 30, 2025 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by each Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

18

TrueShares ETFs

The Opal International Dividend Income ETF (CBOE: IDVZ)

TrueShares Quarterly Bear Hedge ETF (CBOE: QBER)

TrueShares Quarterly Bull Hedge ETF (CBOE: QBUL)

TrueShares Seasonality Laddered Buffered ETF (CBOE: ONEZ)

Semi-Annual Financial Statements
April 30, 2025

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.26%
Banking - 16.65%
Banco do Brasil SA - Sponsored ADR	161,993	$821,305
Banco Santander SA - Sponsored ADR	243,119	1,701,833
Bank Rakyat Indonesia Persero Tbk PT - ADR	149,758	1,731,637
Barclays PLC - Sponsored ADR	48,412	777,497
BNP Paribas SA - Sponsored ADR	39,919	1,684,582
China Construction Bank Corp. - ADR	81,442	1,384,514
HSBC Holdings PLC - Sponsored ADR	48,259	2,706,365
Intesa Sanpaolo SpA - Sponsored ADR	26,865	863,978
Royal Bank of Canada	5,585	669,530
		12,341,241

Consumer Discretionary Products - 0.96%
Cie Generale des Etablissements Michelin SCA - ADR	39,101	711,638

Consumer Staple Products - 18.33%
British American Tobacco PLC - Sponsored ADR	74,847	3,259,587
Coca-Cola Femsa SAB de CV - Sponsored ADR	11,383	1,071,482
Imperial Brands PLC - Sponsored ADR	59,086	2,420,753
Kimberly-Clark de Mexico SAB de CV - Sponsored ADR	177,953	1,569,545
Nestle SA - Sponsored ADR	12,422	1,324,061
Philip Morris International, Inc.	11,142	1,909,293
Reckitt Benckiser Group PLC - Sponsored ADR	53,731	693,667
Unilever PLC - Sponsored ADR	20,977	1,333,088
		13,581,476

Financial Services - 2.76%
UBS Group AG	67,781	2,049,020

Health Care - 9.00%
GSK PLC - Sponsored ADR	74,462	2,967,311
Novartis AG - Sponsored ADR	6,650	754,709
Novo Nordisk A/S - Sponsored ADR	23,492	1,561,043
Roche Holding AG - Sponsored ADR	18,620	759,137
Sonic Healthcare Ltd. - Sponsored ADR	37,772	630,793
		6,672,993

Industrial Services - 0.81%
International Container Terminal Services, Inc.	98,534	600,148
Description	Shares	Value
COMMON STOCKS - 99.26% (continued)
Insurance - 8.74%
BB Seguridade Participacoes SA - Sponsored ADR	366,061	$2,774,742
Tokio Marine Holdings, Inc. - Sponsored ADR	36,176	1,440,709
Zurich Insurance Group AG - Sponsored ADR	64,106	2,265,506
		6,480,957

Materials - 3.32%
Air Liquide SA - ADR	20,215	827,400
Rio Tinto PLC - Sponsored ADR	27,398	1,627,441
		2,454,841

Media - 3.16%
Universal Music Group NV - ADR	160,931	2,346,374

Oil & Gas - 6.10%
Petroleo Brasileiro SA - Sponsored ADR	197,936	2,234,697
Suncor Energy, Inc.	29,107	1,027,186
TotalEnergies SE - Sponsored ADR	22,034	1,252,633
		4,514,516

Retail & Wholesale - Discretionary - 2.88%
Alibaba Group Holding Ltd. - Sponsored ADR	17,901	2,137,916

Retail & Wholesale - Staples - 6.88%
Carrefour SA - Sponsored ADR	581,328	1,796,303
Wal-Mart de Mexico SAB de CV - Sponsored ADR	104,838	3,306,591
		5,102,894

Software & Tech Services - 0.53%
SAP SE - Sponsored ADR	1,355	395,918

Tech Hardware & Semiconductors - 4.72%
ASML Holding NV - Sponsored ADR	2,196	1,467,104
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	12,200	2,033,618
		3,500,722

Telecommunications - 9.12%
Koninklijke KPN NV - Sponsored ADR	767,075	3,543,886
Orange SA - Sponsored ADR	222,676	3,219,895
		6,763,781

See Notes to Financial Statements

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2025 (Continued) (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.26% (continued)
Utilities - 5.30%
Enel SpA - ADR	211,695	$1,835,396
Iberdrola SA - Sponsored ADR	11,704	845,614
Manila Electric Co.	122,191	1,246,959
		3,927,969

TOTAL COMMON STOCKS
(Cost $67,685,115)		73,582,404

Description	Shares	Value
MONEY MARKET FUNDS - 0.23%
State Street Institutional US Government Money Market Fund, Administration Class, 4.037% (7-day yield)(a)	172,472	172,472

TOTAL MONEY MARKET FUNDS
(Cost $172,472)		172,472

TOTAL INVESTMENTS - 99.49%
(Cost $67,857,587)		$73,754,876

Other Assets in Excess of Liabilities - 0.51%		377,655

NET ASSETS - 100.00%		$74,132,531

(a)	Rate disclosed is a 7-Day Yield as of April 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:
ADR - American Depository Receipt
AG - Aktiengesellschaft (German: Stock Corporation)
A/S - Aktieselskab (Danish: Joint Stock Company)
NV - Naamloze Vennootschap (Dutch: Public Limited Company)
PLC - Public Limited Company
SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)
SA - Société Anonyme (French: Public Limited Company)
SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)
SCA - Société en Commandite (French: Limited Partnership)
SE - Société Européenne (French: European Society/Company)
SpA - Società per azioni (Italian: Joint Stock Company)
Tbk PT - Perseroan Terbuka (Indonesian: Publicly Traded Company)

See Notes to Financial Statements

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.75%
Put Options Purchased - 0.75%
SPDR S&P 500 ETF Trust
5/16/2025, $535.78, $11,700,794	211	$101,402
SPDR S&P 500 ETF Trust
5/16/2025, $549.88, $7,819,014	141	118,289
SPDR S&P 500 ETF Trust
6/20/2025, $535.78, $12,809,874	231	256,223
SPDR S&P 500 ETF Trust
6/20/2025, $549.88, $9,371,726	169	258,256
SPDR S&P 500 ETF Trust
7/18/2025, $500.09, $7,541,744	136	99,571
SPDR S&P 500 ETF Trust
7/18/2025, $513.25, $6,099,940	110	104,231
		937,972

TOTAL PURCHASED OPTIONS
(Cost $1,092,788)		937,972

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.12%
Treasury Bills
5/15/2025, 4.210%	$41,461,000	41,393,119
6/20/2025, 4.240%	41,461,000	41,218,367
7/17/2025, 4.260%	41,461,000	41,090,626
		123,702,112

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $123,701,412)		123,702,112

Description	Shares	Value
MONEY MARKET FUNDS - 0.11%
State Street Institutional US Government Money Market Fund, Administration Class, 4.037% (7-day yield)(a)	131,570	131,570

TOTAL MONEY MARKET FUNDS
(Cost $131,570)		131,570

TOTAL INVESTMENTS - 99.98%
(Cost $124,925,770)		$124,771,654

Other Assets in Excess of Liabilities - 0.02%		18,892

NET ASSETS - 100.00%		$124,790,546

(a)	Rate disclosed is a 7-Day Yield as of April 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.73%
Call Options Purchased - 0.73%
SPDR S&P 500 ETF Trust
5/16/2025, $578.08, $3,438,148	62	$9,532
SPDR S&P 500 ETF Trust
5/16/2025, $592.18, $8,096,284	146	4,092
SPDR S&P 500 ETF Trust
6/20/2025, $578.08, $3,715,418	67	43,858
SPDR S&P 500 ETF Trust
6/20/2025, $592.18, $6,876,296	124	33,794
SPDR S&P 500 ETF Trust
7/18/2025, $539.57, $2,550,884	46	156,152
SPDR S&P 500 ETF Trust
7/18/2025, $552.73, $3,826,326	69	173,205
		420,633
TOTAL PURCHASED OPTIONS
(Cost $493,890)		420,633

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.06%
Treasury Bills
5/15/2025, 4.210%	$19,047,000	19,015,816
6/20/2025, 4.240%	19,047,000	18,935,535
7/17/2025, 4.260%	19,047,000	18,876,852
		56,828,203
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $56,827,706)		56,828,203

Description	Shares	Value
MONEY MARKET FUNDS - 0.20%
State Street Institutional US Government Money Market Fund, Administration Class, 4.037% (7-day yield)(a)	117,413	117,413

TOTAL MONEY MARKET FUNDS
(Cost $117,413)		117,413

TOTAL INVESTMENTS - 99.99%
(Cost $57,439,009)		$57,366,249

Other Assets in Excess of Liabilities - 0.01%		7,416

NET ASSETS - 100.00%		$57,373,665

(a)	Rate disclosed is a 7-Day Yield as of April 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 99.39%
TrueShares Quarterly Bear Hedge	50,416	$1,252,091
TrueShares Quarterly Bull Hedge	80,186	1,992,847
TrueShares Structured Outcome April	47,360	1,550,098
TrueShares Structured Outcome August	68,586	2,551,413
TrueShares Structured Outcome December	32,372	1,153,929
TrueShares Structured Outcome February	59,049	1,959,140
TrueShares Structured Outcome January	52,898	1,741,402
TrueShares Structured Outcome July	73,737	2,946,331
TrueShares Structured Outcome June	75,572	2,149,260
TrueShares Structured Outcome March	90,617	2,732,782
TrueShares Structured Outcome May	34,138	985,451
TrueShares Structured Outcome November	60,399	2,335,110
TrueShares Structured Outcome October	36,351	1,374,620
TrueShares Structured Outcome September	53,856	1,981,508

TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,736,121)		26,705,982

Description	Shares	Value
MONEY MARKET FUNDS - 0.62%
State Street Institutional US Government Money Market Fund, Administration Class, 4.037% (7-day yield)(a)	166,606	166,606

TOTAL MONEY MARKET FUNDS
(Cost $166,606)		166,606

TOTAL INVESTMENTS - 100.01%
(Cost $27,902,727)		$26,872,588

Liabilities in Excess of Other Assets - (0.01)%		(2,045)

NET ASSETS - 100.00%		$26,870,543

(a)	Rate disclosed is a 7-Day Yield as of April 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares ETFs

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

	The Opal International Dividend Income ETF	TrueShares Quarterly Bear Hedge ETF	TrueShares Quarterly Bull Hedge ETF	TrueShares Seasonality Laddered Buffered ETF

ASSETS:
Investments, at value	$73,754,876	$124,771,654	$57,366,249	$26,872,588
Deposits with broker for purchased options	—	91,041	39,208	—
Receivable for investments sold	177,585	—	—	—
Receivable for fund shares sold	—	—	—	235,707
Dividends receivable	441,068	—	—	—
Interest receivable	782	10,206	4,788	562
Total Assets	74,374,311	124,872,901	57,410,245	27,108,857
LIABILITIES:
Bank overdraft	199,652	—	—	—
Payable to investment advisor	42,128	81,414	36,580	4,069
Payable for investments purchased	—	941	—	234,245
Total Liabilities	241,780	82,355	36,580	238,314
NET ASSETS	$74,132,531	$124,790,546	$57,373,665	$26,870,543

NET ASSETS CONSIST OF
Paid in capital	$68,897,213	$125,563,341	$58,082,562	$28,251,030
Total distributable earnings/(accumulated loss)	5,235,318	(772,795)	(708,897)	(1,380,487)
NET ASSETS	$74,132,531	$124,790,546	$57,373,665	$26,870,543

INVESTMENTS, AT COST	$67,857,587	$124,925,770	$57,439,009	$27,902,727

Net asset value:
Net assets	$74,132,531	$124,790,546	$57,373,665	$26,870,543
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,660,000	5,030,000	2,310,000	1,140,000
Net asset value, price per share	$27.87	$24.81	$24.84	$23.57

See Notes to Financial Statements

TrueShares ETFs

STATEMENTS OF OPERATIONS

(Unaudited)

	The Opal International Dividend Income ETF For the Period December 26, 2024 (Commencement of Operations) through April 30, 2025	TrueShares Quarterly Bear Hedge ETF For the Six Months Ended April 30, 2025	TrueShares Quarterly Bull Hedge ETF For the Six Months Ended April 30, 2025	TrueShares Seasonality Laddered Buffered ETF For the Period January 24, 2025 (Commencement of Operations) through April 30, 2025
INVESTMENT INCOME:
Dividends*	$984,833	$117,674	$53,503	$1,775
Interest and other income	367	2,282,628	1,060,316	—
Total Investment Income	985,200	2,400,302	1,113,819	1,775
EXPENSES:
Investment advisory fees	121,339	438,738	203,186	11,811
Total Expenses	121,339	438,738	203,186	11,811
NET INVESTMENT INCOME/LOSS	863,861	1,961,564	910,633	(10,036)
Net realized gain/(loss) on:
Investments	(660,826)	(1,494,563)	(936,418)	(334,619)
Investments sold in-kind	462	—	—	(5,693)
Foreign currency related transactions	(3,716)	—	—	—
Total Net Realized Loss	(664,080)	(1,494,563)	(936,418)	(340,312)
Net change in unrealized appreciation/depreciation on:
Investments	5,897,289	(91,013)	83,003	(1,030,139)
Foreign currency related translations	(389)	—	—	—
Total Net Change in Unrealized Appreciation/Depreciation	5,896,900	(91,013)	83,003	(1,030,139)
NET REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS	5,232,820	(1,585,576)	(853,415)	(1,370,451)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,096,681	$375,988	$57,218	$(1,380,487)
*Foreign taxes withheld on dividends	$94,983	$—	$—	$—

See Notes to Financial Statements

The Opal International Dividend Income ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 26, 2024 (Commencement of Operations) through April 30, 2025 (Unaudited)
OPERATIONS
Net investment income	$863,861
Net realized loss	(664,080)
Net change in unrealized appreciation/depreciation	5,896,900
Net increase in net assets resulting from operations	6,096,681
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(861,363)
Net decrease in net assets from distributions	(861,363)
SHARE TRANSACTIONS (NOTE 6)
Shares sold	69,389,837
Shares redeemed	(492,624)
Net increase in net assets derived from share transactions	68,897,213
Net increase in net assets	74,132,531

NET ASSETS
Beginning of period	—
End of period	$74,132,531

See Notes to Financial Statements

TrueShares Quarterly Bear Hedge ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024
OPERATIONS
Net investment income	$1,961,564	$814,615
Net realized loss	(1,494,563)	(451,794)
Net change in unrealized appreciation/depreciation	(91,013)	(63,103)
Net increase in net assets resulting from operations	375,988	299,718
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,450,341)	—
Net decrease in net assets from distributions	(1,450,341)	—
SHARE TRANSACTIONS (NOTE 6)
Shares sold	47,369,156	81,459,535
Shares redeemed	(2,008,740)	(1,254,770)
Net increase in net assets derived from share transactions	45,360,416	80,204,765
Net increase in net assets	44,286,063	80,504,483

NET ASSETS
Beginning of period	80,504,483	—
End of period	$124,790,546	$80,504,483

See Notes to Financial Statements

TrueShares Quarterly Bull Hedge ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024
OPERATIONS
Net investment income	$910,633	$581,048
Net realized loss	(936,418)	(301,548)
Net change in unrealized appreciation/depreciation	83,003	(155,763)
Net increase in net assets resulting from operations	57,218	123,737
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(889,852)	—
Net decrease in net assets from distributions	(889,852)	—
SHARE TRANSACTIONS (NOTE 6)
Shares sold	12,234,445	48,103,574
Shares redeemed	(993,249)	(1,262,208)
Net increase in net assets derived from share transactions	11,241,196	46,841,366
Net increase in net assets	10,408,562	46,965,103

NET ASSETS
Beginning of period	46,965,103	—
End of period	$57,373,665	$46,965,103

See Notes to Financial Statements

TrueShares Seasonality Laddered Buffered ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 24, 2025 (Commencement of Operations) through April 30, 2025 (Unaudited)
OPERATIONS
Net investment loss	$(10,036)
Net realized loss	(340,312)
Net change in unrealized appreciation/depreciation	(1,030,139)
Net decrease in net assets resulting from operations	(1,380,487)
SHARE TRANSACTIONS (NOTE 6)
Shares sold	28,482,265
Shares redeemed	(231,235)
Net increase in net assets derived from share transactions	28,251,030
Net increase in net assets	26,870,543

NET ASSETS
Beginning of period	—
End of period	$26,870,543

See Notes to Financial Statements

The Opal International Dividend Income ETF

FINANCIAL HIGHLIGHTS

	For the Period December 26, 2024 (Commencement of Operations) through April 30, 2025(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.48
Net realized and unrealized gain on investments	2.74
Total from Investment Operations	3.22

DISTRIBUTIONS:
From distributable earnings	(0.35)
Total Distributions	(0.35)

Net Increase in net asset value	2.87
Net Asset Value - End of Period	$27.87
TOTAL RETURN(c)	12.90%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$74,133
Ratio of net operating expenses to average net assets	0.75	%(d)
Ratio of net investment income to average net assets	5.25	%(d)
Portfolio turnover rate(e),(f)	22%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on December 26, 2024 (commencement of operations).

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Quarterly Bear Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024 (a)
Net Asset Value, Beginning of Period	$25.08		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.43		0.36
Net realized and unrealized (loss) on investments	(0.37)		(0.28)
Total from Investment Operations	0.06		0.08

DISTRIBUTIONS:
From distributable earnings	(0.33)		—
Total Distributions	(0.33)		—

Net Increase/(Decrease) in net asset value	(0.27)		0.08
Net Asset Value - End of Period	$24.81		$25.08
TOTAL RETURN(c)	0.27%		0.32%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$124,791		$80,504
Ratio of net operating expenses to average net assets	0.79	%(d)	0.79	%(d)
Ratio of net investment income to average net assets	3.52	%(d)	4.23	%(d)
Portfolio turnover rate(e)	—		—

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements

TrueShares Quarterly Bull Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024 (a)
Net Asset Value, Beginning of Period	$25.25		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.44		0.37
Net realized and unrealized (loss) on investments	(0.40)		(0.12)
Total from Investment Operations	0.04		0.25

DISTRIBUTIONS:
From distributable earnings	(0.45)		—
Total Distributions	(0.45)		—

Net Increase/(Decrease) in net asset value	(0.41)		0.25
Net Asset Value - End of Period	$24.84		$25.25
TOTAL RETURN(c)	0.16%		1.00%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$57,374		$46,965
Ratio of net operating expenses to average net assets	0.79	%(d)	0.79	%(d)
Ratio of net investment income to average net assets	3.53	%(d)	4.27	%(d)
Portfolio turnover rate(e)	—		—

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements

TrueShares Seasonality Laddered Buffered ETF

FINANCIAL HIGHLIGHTS

	For the Period January 24,2025 (Commencement of Operations) through April 30, 2025(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.07

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized (loss) on investments	(1.49)
Total from Investment Operations	(1.50)

DISTRIBUTIONS:
From distributable earnings	—
Total Distributions	—

Net Decrease in net asset value	(1.50)
Net Asset Value - End of Period	$23.57
TOTAL RETURN(c)	(5.93%)

RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$26,871
Ratio of net operating expenses to average net assets	0.19	%(e),(f)
Ratio of net investment (loss) to average net assets	(0.16	%)(e),(f)
Portfolio turnover rate(g),(h)	72%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on January 24, 2025 (commencement of operations).

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds.

(e)	Annualized.

(f)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to four series of the Trust, The Opal International Dividend Income ETF (“IDVZ”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). IDVZ’s investment objective is to provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index. QBER’s investment objective is substantial protection of principal with total return. QBUL’s investment objective is total return with substantial protection of principal. ONEZ’s investment objective is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market. ONEZ uses a fund-of-funds approach. Financial statements and other information about each underlying fund is available at www.true-shares.com. IDVZ, QBER, QBUL, and ONEZ commenced operations on December 27, 2024, June 28, 2024, June 28, 2024 and January 27, 2025, respectively.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Financial Statements. The accompanying Financial Statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2025:

Opal International Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$73,582,404	$—	$—	$73,582,404
Money Market Funds	172,472	—	—	172,472
Total	$73,754,876	$—	$—	$73,754,876

TrueShares Quarterly Bear Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$937,972	$—	$937,972
U.S. Treasury Obligations	—	123,702,112	—	123,702,112
Money Market Funds	131,570	—	—	131,570
Total	$131,570	$124,640,084	$—	$124,771,654

TrueShares Quarterly Bull Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$420,633	$—	$420,633
U.S. Treasury Obligations	—	56,828,203	—	56,828,203
Money Market Funds	117,413	—	—	117,413
Total	$117,413	$57,248,836	$—	$57,366,249

TrueShares Seasonality Laddered Buffered ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$26,705,982	$—	$—	$26,705,982
Money Market Funds	166,606	—	—	166,606
Total	$26,872,588	$—	$—	$26,872,588

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Opal International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: Dividends and distributions from net investment income and net realized capital gains and losses of the Funds, if any, are declared and paid annually or as the Board may determine from time to time.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the periods ended April 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of April 30, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The cash amount, if any, is reported on the Statements of Assets and Liabilities as Deposit with broker for written options, which is held with one counterparty. The interest incurred, if any, on the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds, if any, are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of April 30, 2025, the effects of derivatives instruments on each Fund’s Statement of Assets and Liabilities were as follows:

TrueShares Quarterly Bear Hedge ETF Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$937,972
Total		$937,972

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

TrueShares Quarterly Bull Hedge ETF Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$420,633
Total		$420,633

For the period ended April 30, 2025, the effects of derivative instruments on each Fund’s Statement of Operations were as follows:

TrueShares Quarterly Bear Hedge ETF

Risk Exposure	Statement of Operations Location	Realized Loss on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity (Purchased Options)	Net realized loss on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$(1,494,419)	$(85,789)
Total		$(1,494,419)	$(85,789)

TrueShares Quarterly Bull Hedge ETF

Risk Exposure	Statement of Operations Location	Realized Loss on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity (Purchased Options)	Net realized loss on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$(936,385)	$85,951
Total		$(936,385)	$85,951

The average monthly notional value of purchased option contracts for QBER and QBUL was $69,001,388 and $40,517,964, respectively during the period ended April 30, 2025.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

TrueMark Investments LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

The Opal International Dividend Income ETF	0.75%
TrueShares Quarterly Bear Hedge ETF	0.79%
TrueShares Quarterly Bull Hedge ETF	0.79%
TrueShares Seasonality Laddered Buffered ETF	0.19%

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution (12b-1) fees and expenses, litigation expenses, and other non-routine or extraordinary expenses.

Opal Capital LLC (the “IDVZ Sub-Adviser”), a Florida limited liability company serves as sub-adviser to IDVZ. Pursuant to a Sub-Advisory Agreement between the Adviser and IDVZ Sub-Adviser, the IDVZ Sub-Adviser is responsible for trading portfolio securities on behalf of IDVZ, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The IDVZ Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, not IDVZ.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
The Opal International Dividend Income ETF(a)	$13,103,372	$10,543,356	$66,267,202	$481,749
TrueShares Quarterly Bear Hedge ETF(b)	—	—	—	—
TrueShares Quarterly Bull Hedge ETF(b)	—	—	—	—
TrueShares Seasonality Laddered Buffered ETF(c)	14,683,911	20,116,633	28,355,660	229,746

(a)	December 26, 2024 (Commencement of Operations) through April 30, 2025.

(b)	Six months ending April 30, 2025.

(c)	January 24, 2025 (Commencement of Operations) through April 30, 2025.

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

The Opal International Dividend Income ETF	For the Period December 26, 2024 (Commencement of Operations) through April 30, 2025
Shares sold	2,680,000
Shares redeemed	(20,000)
Net increase in shares outstanding	2,660,000

TrueShares Quarterly Bear Hedge ETF	For the Six Months Ended April 30, 2025	For the Period June 28, 2024 (Commencement of Operations) October 31, 2024
Shares sold	1,900,000	3,260,000
Shares redeemed	(80,000)	(50,000)
Net increase in shares outstanding	1,820,000	3,210,000

TrueShares Quarterly Bull Hedge ETF	For the Six Months Ended April 30, 2025	For the Period June 28, 2024 (Commencement of Operations) October 31, 2024
Shares sold	490,000	1,910,000
Shares redeemed	(40,000)	(50,000)
Net increase in shares outstanding	450,000	1,860,000

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

TrueShares Seasonality Laddered Buffered ETF	For the Period January 24, 2025 (Commencement of Operations) through April 30, 2025
Shares sold	1,150,000
Shares redeemed	(10,000)
Net increase in shares outstanding	1,140,000

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2025.

The Funds did not declare any distributions during the period ended October 31, 2024.

The amount of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at April 30, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
The Opal International Dividend Income ETF	$7,514,113	$(1,616,824)	$—	$5,897,289	$67,857,587
TrueShares Quarterly Bear Hedge ETF	97,183	(251,410)	—	(154,227)	124,925,881
TrueShares Quarterly Bull Hedge ETF	136,758	(209,518)	—	(72,760)	57,439,009
TrueShares Seasonality Laddered Buffered ETF	5,131	(1,135,584)	—	(1,130,453)	28,003,041

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

TrueShares ETFs

ADDITIONAL INFORMATION

April 30, 2025 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

Clough Capital ETFs

Clough Hedged Equity ETF (NYSE Arca, Inc.: CBLS)

Clough Select Equity ETF (NYSE Arca, Inc.: CBSE)

Semi-Annual Financial Statements

April 30, 2025

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.15%
Communications - 7.79%
Magnite, Inc.(a)	91,620	$1,089,362
MakeMyTrip Ltd.(a)	9,340	979,019
Spotify Technology SA(a)(b)	1,858	1,140,775
		3,209,156

Consumer Discretionary - 15.69%
Adidas AG - Sponsored ADR	7,868	900,493
Alibaba Group Holding Ltd.- Sponsored ADR	8,240	984,103
Arcos Dorados Holdings, Inc., Class A	116,789	893,436
Carnival Corp.(a)(b)	48,180	883,621
Champion Homes, Inc.(a)	11,233	971,655
RH(a)	4,940	909,108
Service Corp. Intl.(b)	11,563	923,884
		6,466,300

Consumer Staples - 7.27%
Mondelez International, Inc., Class A	13,801	940,262
Philip Morris International, Inc.(b)	6,526	1,118,295
Walmart, Inc.(b)	9,650	938,463
		2,997,020

Energy - 11.50%
ConocoPhillips	11,119	990,925
Expand Energy Corp.	8,785	912,761
Sable Offshore Corp.(a)	50,976	951,212
Solaris Energy Infrastructure, Inc.	46,155	975,717
Venture Global, Inc., Class A	107,860	904,945
		4,735,560

Financials - 10.22%
Coinbase Global, Inc., Class A(a)(b)	4,925	999,233
HDFC Bank Ltd.- Sponsored ADR	14,885	1,081,991
ICICI Bank Ltd.- Sponsored ADR	31,615	1,060,999
NU Holdings Ltd., Class A(a)	86,394	1,073,878
		4,216,101

Industrials - 9.07%
Boeing Co.(a)	4,500	824,580
Chart Industries, Inc.(a)	7,520	1,015,050
Rollins, Inc.(b)	16,626	949,843
Siemens AG - Sponsored ADR	8,228	948,277
		3,737,750
Materials - 4.38%
BASF SE - Sponsored ADR	73,022	933,951
Freeport-McMoRan, Inc., Class B	24,170	870,845
		1,804,796
	Shares	Value
COMMON STOCKS - 90.15% (continued)
Technology - 19.12%
Adobe, Inc.(a)(b)	2,542	$953,199
ASML Holding NV - Sponsored ADR(b)	1,523	1,017,486
Dell Technologies, Inc., Class C	9,940	912,094
Docusign, Inc., Class A(a)	11,432	934,566
Infineon Technologies AG - Sponsored ADR	31,632	1,042,907
Micron Technology, Inc.	12,190	938,021
MicroStrategy, Inc., Class A(a)	2,290	870,452
SAP SE - Sponsored ADR	4,144	1,210,835
		7,879,560

Utilities - 5.11%
American Electric Power Co, Inc.(b)	6,500	704,210
Dominion Energy, Inc.	12,900	701,502
Southern Co.	7,600	698,364
		2,104,076

TOTAL COMMON STOCKS (Cost $36,282,313)		37,150,319

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.17%
2x Long VIX Futures ETF(a)	10,800	482,004

TOTAL EXCHANGE-TRADED FUNDS (Cost $522,124)		482,004

	Shares	Value
MONEY MARKET FUNDS - 4.27%
BlackRock Liquidity Funds, T-Fund Portfolio, 4.210% (7-day yield)	1,758,955	1,758,955

TOTAL MONEY MARKET FUNDS (Cost $1,758,955)		1,758,955

TOTAL INVESTMENTS - 95.59% (Cost $38,563,392)		39,391,278

Other Assets in Excess of Liabilities - 4.41%(c)		1,815,857

NET ASSETS - 100.00%		$41,207,135

See Notes to Financial Statements

3

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD
SHORT	Shares	Value
COMMON STOCKS - (36.83)%
Communications - (1.92)%
AppLovin Corp.	(1,430)	$(385,113)
Gogo, Inc.	(53,749)	(406,880)
		(791,993)

Consumer Discretionary - (13.41)%
Brunswick Corp.	(8,908)	(410,213)
Chipotle Mexican Grill, Inc., Class A	(11,480)	(579,970)
Figs, Inc., Class A	(105,316)	(424,423)
Ford Motor Co.	(41,351)	(413,924)
General Motors Co.	(8,815)	(398,791)
LCI Industries	(5,295)	(408,139)
Lululemon Athletica, Inc.	(1,552)	(420,235)
MarineMax, Inc.	(18,516)	(397,353)
OneWater Marine, Inc., Class A	(28,558)	(428,656)
Polaris, Inc.	(12,101)	(410,950)
Thor Industries, Inc.	(5,662)	(410,042)
Valvoline, Inc.	(12,020)	(411,805)
Winnebago Industries, Inc.	(12,839)	(408,537)
		(5,523,038)

Consumer Staples - (1.16)%
Helen of Troy Ltd.	(17,215)	(479,610)

Energy - (0.95)%
SolarEdge Technologies, Inc.	(32,166)	(393,551)

Financials - (1.99)%
Affirm Holdings, Inc., Class A	(8,460)	(420,970)
SoFi Technologies, Inc.	(31,900)	(399,069)
		(820,039)

Health Care - (4.21)%
HCA Healthcare, Inc.	(1,252)	(432,040)
Moderna, Inc.	(15,300)	(436,662)
Novo Nordisk A/S - Sponsored ADR	(6,603)	(438,769)
Vertex Pharmaceuticals, Inc.	(841)	(428,490)
		(1,735,961)

Industrials - (4.08)%
AMETEK, Inc.	(2,490)	(422,254)
Middleby Corp.	(3,173)	(423,120)
Ryder System, Inc.	(3,049)	(419,756)
Toro Co.	(6,068)	(414,323)
		(1,679,453)
SCHEDULE OF SECURITIES SOLD
SHORT (continued)	Shares	Value
COMMON STOCKS - (36.83)% (continued)
Real Estate - (3.03)%
Digital Realty Trust, Inc.	(2,586)	$(415,156)
Equinix, Inc.	(495)	(426,071)
Tanger, Inc.	(12,906)	(406,668)
		(1,247,895)

Technology - (6.08)%
Astera Labs, Inc.	(6,300)	(411,453)
Duolingo, Inc., Class A	(1,080)	(420,638)
ICF International, Inc.	(4,854)	(412,396)
Oracle Corp.	(2,983)	(419,768)
Palantir Technologies, Inc.	(3,600)	(426,384)
Snowflake, Inc.	(2,600)	(414,674)
		(2,505,313)

TOTAL COMMON STOCKS (Proceeds $15,540,947)		(15,176,853)

TOTAL SECURITIES SOLD SHORT - (36.83%) (Proceeds $15,540,947)		$(15,176,853)

(a)	Non-income producing security.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of April 30, 2025, the aggregate value of those securities was $9,046,684, representing 21.95% of net assets.
(c)	Includes cash which is being held as collateral for securities sold short.

Investment Abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SE - Société Européenne (French: European Society/Company)

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Financial Statements

4

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.13%
Communications - 7.79%
Magnite, Inc.(a)	50,358	$598,757
MakeMyTrip Ltd.(a)	4,952	519,069
Spotify Technology SA(a)	1,096	672,922
		1,790,748

Consumer Discretionary - 19.80%
Adidas AG - Sponsored ADR	4,913	562,293
Alibaba Group Holding Ltd.- Sponsored ADR	4,728	564,665
Arcos Dorados Holdings, Inc., Class A	75,209	575,349
Carnival Corp.(a)	31,210	572,391
Luckin Coffee, Inc.- Sponsored ADR(a)	15,888	508,734
RH(a)	2,906	534,791
Service Corp. Intl.	7,528	601,487
Warby Parker, Inc.(a)	38,094	628,932
		4,548,642

Energy - 11.98%
Expand Energy Corp.	5,058	525,526
New Fortress Energy, Inc.	81,500	442,545
Sable Offshore Corp.(a)	31,756	592,567
Solaris Energy Infrastructure, Inc.	31,496	665,826
Venture Global, Inc., Class A	62,488	524,274
		2,750,738

Financials - 11.41%
Coinbase Global, Inc., Class A(a)	2,614	530,355
HDFC Bank Ltd.- Sponsored ADR	9,597	697,606
ICICI Bank Ltd.- Sponsored ADR	20,044	672,676
NU Holdings Ltd., Class A(a)	57,944	720,244
		2,620,881

Industrials - 5.25%
Chart Industries, Inc.(a)	4,472	603,631
Siemens AG - Sponsored ADR	5,217	601,259
		1,204,890

Materials - 4.98%
BASF SE - Sponsored ADR	44,993	575,460
Freeport-McMoRan, Inc., Class B	15,796	569,130
		1,144,590
	Shares	Value
COMMON STOCKS - 91.13% (continued)
Technology - 20.04%
Adobe, Inc.(a)	1,607	$602,593
ASML Holding NV - Sponsored ADR	845	564,528
Dell Technologies, Inc., Class C	5,474	502,294
Docusign, Inc., Class A(a)	7,308	597,429
Infineon Technologies AG - Sponsored ADR	17,434	574,799
Micron Technology, Inc.	7,476	575,278
Planet Labs PBC(a)	155,070	510,180
SAP SE - Sponsored ADR	2,321	678,173
		4,605,274

Utilities - 9.88%
American Electric Power Co, Inc.	5,264	570,302
Dominion Energy, Inc.	10,098	549,129
Oklo, Inc.(a)	25,664	609,263
Southern Co.	5,908	542,886
		2,271,580

TOTAL COMMON STOCKS (Cost $20,980,390)		20,937,343

	Shares	Value
MONEY MARKET FUNDS - 0.83%
BlackRock Liquidity Funds, T-Fund Portfolio, 4.210% (7-day yield)	190,805	190,805

TOTAL MONEY MARKET FUNDS (Cost $190,805)		190,805

TOTAL INVESTMENTS - 91.96% (Cost $21,171,195)		21,128,148

Other Assets in Excess of Liabilities - 8.04%		1,848,332

NET ASSETS - 100.00%		$22,976,480

(a)	Non-income producing security.

Investment Abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PBC - Public Benefit Corporation

SA - Société Anonyme (French: Public Limited Company)

SE - Société Européenne (French: European Society/Company)

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Financial Statements

5

Clough Capital ETFs

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

	Clough Hedged Equity ETF	Clough Select Equity ETF

ASSETS:
Investments, at value	$39,391,278	$21,128,148
Cash	11,805	—
Deposit with broker for securities sold short	13,515,878	—
Dividends receivable	28,579	11,893
Receivable for investments sold	3,624,585	1,852,266
Total Assets	56,572,125	22,992,307
LIABILITIES:
Securities sold short, at value	15,176,853	—
Payable for investments purchased	140,174	—
Dividends payable - short sales	3,775	—
Accrued investment advisory fee	44,188	15,827
Total Liabilities	15,364,990	15,827
NET ASSETS	$41,207,135	$22,976,480

COMPOSITION OF NET ASSETS:
Paid in capital	$39,169,486	$23,462,910
Distributable earnings/(accumulated loss)	2,037,649	(486,430)
NET ASSETS	$41,207,135	$22,976,480

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,540,000	770,000
Net asset value, price per share	$26.76	$29.84

Investments, at cost	$38,563,392	$21,171,195
Proceeds of securities sold short	15,540,947	—

See Notes to Financial Statements

6

Clough Capital ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

	Clough Hedged	Clough Select
	Equity ETF(a)	Equity ETF(a)
INVESTMENT INCOME:
Dividends*	$253,525	$101,543
Interest on deposits with broker	275,148	—
Total Income	528,673	101,543
EXPENSES:
Investment advisory fee	277,604	95,409
Dividend expense - short sales	122,773	—
Total Expenses	400,377	95,409
NET INVESTMENT INCOME	128,296	6,134
Net realized gain/(loss) on:
Investment securities	1,740,547	412,575
Securities sold short	1,403,804	—
Investments sold in-kind	172,532	70,092
Net Realized Gain	3,316,883	482,667
Net change in unrealized appreciation/depreciation on:
Investment securities	(1,407,759)	(1,848,362)
Securities sold short	362,852	—
Net Change In Unrealized Appreciation/Depreciation	(1,044,907)	(1,848,362)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	2,271,976	(1,365,695)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,400,272	$(1,359,561)
*Foreign taxes withheld on dividends	$1,938	$1,705

(a)	The Funds acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the “Predecessor Funds”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on January 17, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

7

Clough Hedged Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	April 30, 2025	October 31,
	(Unaudited)(a)	2024(a)
OPERATIONS
Net investment income	$128,296	$214,604
Net realized gain	3,316,883	271,676
Net change in unrealized appreciation/depreciation	(1,044,907)	2,040,380
Net increase in net assets resulting from operations	2,400,272	2,526,660

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(294,372)	(35,104)
Net decrease in net assets for distributions	(294,372)	(35,104)

SHARE TRANSACTIONS (NOTE 5)
Shares sold	7,206,210	29,861,533
Shares redeemed	(3,160,674)	(4,064,712)
Net increase in net assets derived from share transactions	4,045,536	25,796,821
Net increase in net assets	6,151,436	28,288,377

NET ASSETS
Beginning of period	35,055,699	6,767,322
End of period	$41,207,135	$35,055,699

(a)	The Fund acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

8

Clough Select Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	April 30, 2025	October 31,
	(Unaudited)(a)	2024(a)
OPERATIONS
Net investment income	$6,134	$73,336
Net realized gain	482,667	1,829,677
Net change in unrealized appreciation/depreciation	(1,848,362)	1,989,792
Net increase/(decrease) in net assets resulting from operations	(1,359,561)	3,892,805

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(79,339)	(97,722)
Net decrease in net assets for distributions	(79,339)	(97,722)

SHARE TRANSACTIONS (NOTE 5)
Shares sold	6,060,021	14,250,136
Shares redeemed	(605,374)	(4,580,235)
Net increase in net assets derived from share transactions	5,454,647	9,669,901
Net increase in net assets	4,015,747	13,464,984

NET ASSETS
Beginning of period	18,960,733	5,495,749
End of period	$22,976,480	$18,960,733

(a)	The Fund acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

9

Clough Hedged Equity ETF

STATEMENT OF CASH FLOWS

For the six months ended April 30, 2025 (Unaudited)*

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$2,400,272
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(191,624,680)
Net purchases of short-term investment securities	(25,142)
Proceeds from disposition of investment securities	184,166,144
Proceeds from securities sold transactions	105,826,638
Cover securities sold short transactions	(99,046,234)
Net realized (gain)/loss on:
Investments	(1,740,547)
Securities sold short	(1,403,804)
Investments sold in-kind	(172,532)
Net change in unrealized appreciation/depreciation on:
Investments	1,407,759
Securities sold short	(362,852)
(Increase)/Decrease in assets:
Dividends receivable	(20,802)
Interest receivable	7,146
Increase/(Decrease) in liabilities:
Accrued investment advisory fee	3,512
Interest payable	(1,163)
Dividends payable - short sales	663
Net Cash Used in Operating Activities	(585,622)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold	7,206,210
Shares redeemed	(3,160,674)
Cash distributions paid	(294,372)
Net Cash Provided by Financing Activities	3,751,164

Net increase in cash and restricted cash	3,165,542
Cash and restricted cash, beginning balance	10,362,141
Cash and restricted cash, ending balance	$13,527,683

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	$1,163
Purchase of investment securities and proceeds from shares sold in-kind	6,638,734
Sales of investment securities and payment on shares redeemed in-kind	2,660,722

RECONCILIAITION OF BEGINNING BALANCE OF RESTRICTED AND UNRESTRICTED CASH TO STATEMENT OF ASSETS AND LIABILITIES
Cash	$—
Cash held as collateral for securities sold short	27,505
Deposits with broker for securities sold short	10,334,636

RECONCILIAITION OF ENDING BALANCE OF RESTRICTED AND UNRESTRICTED CASH TO STATEMENT OF ASSETS AND LIABILITIES
Cash	$11,805
Cash held as collateral for securities sold short	—
Deposits with broker for securities sold short	13,515,878

*	The Fund acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

10

Clough Hedged Equity ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2025 (Unaudited)(a)		For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023(a)		For the Year Ended October 31, 2022(a)	For the Period Ended October 31, 2021(a)(b)
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$25.22		$18.80		$23.34		$26.21	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.08		0.26		0.04		(0.41)	(0.39)
Net realized and unrealized gain/(loss) on investments	1.65		6.25		(4.58)		(2.46)	6.60
Total from Investment Operations	1.73		6.51		(4.54)		(2.87)	6.21

DISTRIBUTIONS FROM:
Distributable earnings	(0.19)		(0.09)		—		—	—
Total Distributions	(0.19)		(0.09)		—		—	—

Net Increase/(Decrease) in net asset value	1.54		6.42		(4.54)		(2.87)	6.21
Net Asset Value - End of Period	$26.76		$25.22		$18.80		$23.34	$26.21

Total Return - Net Asset Value(d)	7.10%		34.77%		(19.46%)		(10.95%)	31.06%

RATIOS AND SUPPLEMENTAL DATA:(e)
Net Assets, end of period (000s)	$41,207		$35,056		$6,767		$5,602	$7,863
Total expense ratio	1.95	%(f)	1.94%		2.93%		2.48%	2.14	%(f)
Ratio of dividends, interest and borrowing expense on securities sold short	0.60	%(f)	0.54%		1.23%		0.78%	0.44	%(f)
Expense ratio excluding dividends, interest, and borrowing expense on securities sold short	1.35	%(f)	1.40	%(g)	1.70%		1.70%	1.70	%(f)
Ratio of net investment income/(loss)	0.62	%(f)	1.08%		0.19%		(1.80%)	(1.58	%)(f)
Portfolio turnover rate(h)(i)	434%		509%		784	%(j)	379%	160%

(a)	The Fund acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	The Predecessor Fund commenced operations on November 12, 2020.

(c)	Calculated based on the average number of common shares outstanding during each fiscal period.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds.

(f)	Annualized.

(g)	Effective February 29, 2024, the Predecessor Fund’s advisory fee was reduced from 1.70% of the Predecessor Fund’s average daily net assets to 1.35% of the Predecessor Fund’s average daily net assets.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	The change in portfolio turnover is related to the trade activity executed during the Predecessor Fund’s fiscal year.

See Notes to Financial Statements

11

Clough Select Equity ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended April 30, 2025 (Unaudited)(a)		For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023(a)		For the Year Ended October 31, 2022(a)	For the Period Ended October 31, 2021(a)(b)
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$31.08		$21.14	$23.94		$29.54	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.01		0.16	0.17		(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	(1.13)		10.16	(2.86)		(5.55)	9.61
Total from Investment Operations	(1.12)		10.32	(2.69)		(5.60)	9.54

DISTRIBUTIONS FROM:
Distributable earnings	(0.12)		(0.38)	(0.11)		—	—
Total Distributions	(0.12)		(0.38)	(0.11)		—	—

Net Increase/(Decrease) in net asset value	(1.24)		9.94	(2.80)		(5.60)	9.54
Net Asset Value - End of Period	$29.84		$31.08	$21.14		$23.94	$29.54

Total Return - Net Asset Value(d)	(3.49%)		49.28%	(11.25%)		(18.97%)	47.72%

RATIOS AND SUPPLEMENTAL DATA:(e)
Net Assets, end of period (000s)	$22,976		$18,961	$5,496		$6,465	$10,045
Total expense ratio	0.85	%(f)	0.85%	0.85%		0.85%	0.85	%(f)
Ratio of net investment income/(loss)	0.05	%(f)	0.56%	0.74%		(0.20%)	(0.25	%)(f)
Portfolio turnover rate(g)(h)	465%		428%	465	%(i)	222%	105%

(a)	The Fund acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	The Predecessor Fund commenced operations on November 12, 2020.

(c)	Calculated based on the average number of common shares outstanding during each fiscal period.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	The change in portfolio turnover is related to the trade activity executed during the Predecessor Fund’s fiscal year.

See Notes to Financial Statements

12

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”) (each a “Fund” and collectively the “Funds”).

Clough Hedged Equity ETF and Clough Select Equity ETF both commenced operations on November 11, 2020, as series of Listed Funds Trust (the “Predecessor Funds”). On October 21, 2024, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on January 17, 2025, shares of the Predecessor Funds were exchanged for an equivalent number of shares of the Funds, and the Funds’ net assets, shares outstanding, net unrealized appreciation/ depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization. The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described below. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the Fund’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets. CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies, including Accounting Standard update 2013-08.

Portfolio Valuation: The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Funds at times when the Funds are not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Securities and securities sold short, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Clough Capital, as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

13

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2025:

Clough Hedged Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$37,150,319	$—	$—	$37,150,319
Exchange-Traded Funds	482,004	—	—	482,004
Money Market Funds	1,758,955	—	—	1,758,955
Total	$39,391,278	$—	$—	$39,391,278
Other Financial Instruments
Liabilities
Securities Sold Short Common Stocks	(15,176,853)	—	—	(15,176,853)
Total	$(15,176,853)	$—	$—	$(15,176,853)

Clough Select Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,937,343	$—	$—	$20,937,343
Money Market Funds	190,805	—	—	190,805
Total	$21,128,148	$—	$—	$21,128,148

(a)     For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds: Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Each Fund intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually.

Federal Income Tax: For federal income tax purposes, each Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of the Funds’ earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

14

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the period ended April 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of April 30, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

Short Sales: CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.

As of April 30, 2025, CBLS had cash on deposit with the broker-dealer in the amount of $13,515,878 and securities held as collateral in the amount of $9,046,684.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 1.35% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution (12b-1) fees and expenses, litigation expenses, and other non-routine or extraordinary expenses.

Effective January 17, 2025, Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees. Prior to January 17, 2025, U.S. Bancorp Fund Services, LLC served as the Predecessor Funds’ administrator.

Effective January 17, 2025, Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Prior to January 17, 2025, Vigilant Distributors, LLC served as the Predecessor Funds’ distributor.

Effective January 17, 2025, State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee. Prior to January 17, 2025, U.S. Bancorp Fund Services, LLC served as the Predecessor Funds’ custodian and transfer agent.

15

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Clough Hedged Equity ETF	$183,321,190	$182,769,054
Clough Select Equity ETF	98,199,171	99,470,507

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Clough Hedged Equity ETF	$6,638,734	$2,660,722
Clough Select Equity ETF	5,325,903	583,410

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Creation and redemption transactions were as follows:

	For the Six Months Ended	For the Year Ended
	April 30, 2025	October 31, 2024
Clough Hedged Equity ETF
Shares sold	270,000	1,190,000
Shares redeemed	(120,000)	(160,000)
Net increase in shares outstanding	150,000	1,030,000
Clough Select Equity ETF
Shares sold	180,000	500,000
Shares redeemed	(20,000)	(150,000)
Net increase in shares outstanding	160,000	350,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2025.

The tax character of distributions paid for the year ended October 31, 2024 were as follows:

Ordinary
Fund	Income
Clough Hedged Equity ETF	$35,104
Clough Select Equity ETF	97,722

16

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Continued) (Unaudited)

The amount of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at April 30, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Clough Hedged Equity ETF	$2,094,528	$(3,356,841)	$—	$(1,262,313)	$40,653,591
Clough Select Equity ETF	1,008,293	(2,387,544)	—	(1,379,251)	22,507,399

(a)      Includes appreciation/(depreciation) on securities sold short.

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales.

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of April 30, 2025.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

17

Clough Capital ETFs

ADDITIONAL INFORMATION

April 30, 2025 (Unaudited)

PROXY VOTING INFORMATION

The policies and procedures used by each Fund to determine how to vote proxies relating to portfolio securities held by each Fund are available, without charge, (i) on the SEC’s website at http://www.sec.gov/ or (ii) by calling toll-free 1-800-617-0004. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge at http://www.sec.gov or by calling toll-free 1-800-617-0004.

18

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) and The Opal International Dividend Income ETF (“IDVZ”) Advisory Agreements Approval

At a meeting held on December 11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and TrueMark Investments, LLC (“TMI”) on behalf of TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) and The Opal International Dividend Income ETF (“IDVZ”) (together the “Funds”) and the Investment Sub-Advisory Agreement between TMI and Opal Capital LLC (“Opal”) on behalf of IDVZ (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

ONEZ and IDVZ Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that TMI currently provided advisory services to twenty registered funds, including two series of EST, and would provide similar services to IDVZ and ONEZ. The Board noted the depth of TMI’s experience in the management of registered funds, specifically ETFs, and that TMI managed approximately $750 million of total assets. The Board reviewed TMI’s best execution practices and its process for evaluating broker-dealers to ensure best execution and efficient bid-ask spreads. The Board considered the qualifications, experience and capabilities of TMI’s management team and other personnel. The Board acknowledged the investment team’s experience and knowledge in investment operations.

The Board noted that it had previously received and reviewed a copy of TMI’s Form ADV, as well as the response of TMI to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services to be provided by TMI. In conclusion, the Board agreed that TMI can be expected to provide satisfactory services to IDVZ, ONEZ and their respective shareholders.

Performance. The Board considered the information provided by TMI related to each Fund’s strategy. The Board noted that IDVZ, as a new fund, did not have historical performance, however, Opal managed the Opal Dividend Income ETF (“DIVZ”), which has substantially similar strategies as IDVZ except that IDVZ will invest in approximately 40-60 non-U.S. companies whereas DIVZ invests in 25-35 domestic companies. Furthermore, since IDVZ will utilize the DIVZ investment process, the Board acknowledged that DIVZ had outperformed the MSCI US HDY Index over the one-year, three-year, and since inception periods.

As information relevant to the prospects for ONEZ, the Board reviewed the performance of other ETFs currently advised by TMI, with comparable investment objectives and strategies as ONEZ. ONEZ’s investment strategies utilize a fund-of-funds approach to achieve its investment objective and performance information from funds that ONEZ will invest in was provided. The performance assessment indicated that one-year, three-year, and since inception periods performance for the relevant strategies provided lagged the S&P 500 index, however, it provided higher Sharpe and Sortino Ratios. In conclusion, the Trustees agreed that TMI’s proposed investment strategies appeared to be reasonably designed to achieve satisfactory performance for the Funds’ future shareholders.

Cost of Services Provided. The Board reviewed the proposed advisory fees for IDVZ and ONEZ, which were each proposed as a “unitary fee” under which TMI would pay all expenses of the Funds except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each New Fund’s unitary management fee to the respective peer funds’ total expense ratio in the FUSE Report was most appropriate.

The Board considered each Fund’s proposed fees to a group of ETFs and mutual funds selected by an independent research provider (“FUSE Peer Group”). The Board noted that, when compared to the FUSE Peer Group, IDVZ’s proposed advisory fee was slightly higher than the median of the FUSE Peer Group but within the range of the FUSE Peer Group funds. The Board considered that ONEZ’s proposed advisory fee was above the average of its peer group but slightly lower than the median, noted the differences in strategies between ONEZ and the FUSE Peer Group funds, concluding that the fee appeared commensurate with the expertise required to adjust portfolio weightings to align with the seasonality investment mandate and provide effective hedging. The Board concluded that the proposed unitary management fees for IDVZ and ONEZ were not unreasonable, and that the allocation of sub-advisory fee and amount retained by the adviser was reasonable given the respective responsibilities.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with IDVZ and ONEZ and reviewed an analysis of TMI’s expected profitability with respect to the work to be completed for each Fund, noting the profits anticipated with respect to each, if any, were not unreasonable across the initial two-year term of the Advisory Agreement. They agreed that the unitary fee structure provided certainty of fees to shareholders regardless of whether TMI was benefitting from economies of scale.

Conclusion. Having requested and received information from TMI as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of IDVZ and ONEZ and each future Fund’s shareholders.

IDVZ Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Board observed that Opal was founded in 2022 and was currently registered as an investment adviser with two main business lines (an outsourced chief investment officer (“OCIO”) and asset management). They recognized that the sub-adviser served clients with approximately $750 million in assets as an OCIO, which provided custom investment programs to wealth management firms. Additionally, the Board noted that the asset management business line managed portfolios of approximately $150 million focused on dividend paying equities for retail investors. The Board recognized that Opal had two active management strategies (IDVZ and DIVZ) which were managed through ETFs and separately managed accounts (“SMA”).

The Board evaluated the background information of key investment personnel that would be responsible for servicing the Fund, considered their education and financial industry experience. The Board acknowledged that the sub-adviser made security selection and other portfolio investment decisions, in addition to compliance oversight services to the Fund. The Board noted that the sub-adviser had not reported any cybersecurity incidents over the past year and maintained a strong cybersecurity program. The Board further noted that sub-adviser reported a routine SEC examination in 2023, and no material compliance or litigation issues in the prior three years. The Trustees agreed that Opal had ample resources and expertise to provide satisfactory service to IDVZ for the benefit of shareholders.

Performance. The Board noted that Opal managed an ETF utilizing the Opal dividend investment process, and that the ETF had outperformed the MSCI US HDY Index over the one-year, three-year, and since inception periods. After further discussion, the Board agreed that the sub-adviser should provide reasonable performance for the Fund and its future shareholders.

Fees and Expenses. The Board reviewed the proposed sub-advisory fee to be paid by the Fund’s adviser and considered the allocation of responsibilities between the adviser and sub-adviser, noting that the sub-adviser’s proposed fee of 65 basis points of the Fund’s average daily assets under management. The Board also compared the Fund’s proposed sub-advisory fee to the sub-adviser’s fee for DIVZ and Opal’s separately managed accounts, which was slightly higher than Opal’s other accounts because the international component of IDVZ required additional time and resources to execute and manage the structure and strategy of IDVZ. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Economies of Scale and Profitability. The Board agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that Opal’s projected profitability, as set forth in the Sub-Adviser’s (Projected) Pro-Forma Related to Fund Operations indicated that Opal expected to realize a profit with respect to its relationship with IDVZ during the initial two-year term of the relationship. The Board concluded that the sub-adviser’s anticipated profits were not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-advisory Agreement was in the best interests of IDVZ and its shareholders.

Clough Hedged Equity ETF and Clough Select Equity ETF Investment Advisory Agreement Approval

At a meeting held on September 18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Clough Capital Partners L.P. (“Clough”) on behalf of Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”) (together the “Funds”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that Clough currently provided advisory services to the Existing Funds and would provide similar services to the New Funds. The Board noted the depth of Clough’s experience in the management of other funds, including a suite of closed-end funds, separate accounts, and private funds managing total assets of approximately $1.3 billion. The Board reviewed Clough’s best execution practices and its process for evaluating broker-dealers to ensure best execution. The Trustees considered the qualifications, experience and capabilities of Clough’s management team and other personnel. The Board acknowledged the investment team’s experience and knowledge in investment operations.

The Board noted that it had received a copy of Clough’s Form ADV, as well as the response of Clough to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services provided by Clough. The Board considered Clough’s managerial changes over recent periods and the strong financial strength of the firm. In conclusion, the Board agreed that Clough can be expected to continue to provide satisfactory services to CBLS and CBSE and its shareholders.

Performance. The Board considered the research cited by Clough underlying each Fund’s strategy and observed that the proposed strategies for the New Funds appear to be well-aligned with the cited research. The Board noted the Existing Funds’ strong performance, observing that CBSE had been in the top quartile of both its peer group and universe comparisons for each period shown since inception.

The Board reviewed historical information for CBLS, noting for the period since inception, the Existing Fund had exhibited stretches of meaningful outperformance as well as meaningful underperformance relative to the universe and peer group across various periods. The Trustees considered information provided by the firm regarding adjustments made to the Fund’s strategy following initial underperformance, highlighting that recent performance had been strong. In conclusion, the Trustees agreed that Clough’s proposed investment strategies and the Existing Funds’ historical performance appeared to be reasonably designed to achieve satisfactory performance for the Funds’ future shareholders.

Cost of Services Provided. The Board reviewed the proposed advisory fees for the New Funds, which were each proposed as a “unitary fee” under which Clough would pay all expenses of the New Funds except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each New Fund’s unitary management fee to the respective peer funds’ total expense ratio in the FUSE Report was appropriate. The Board also stated that as all fees were paid from this unitary fee, the proposed unitary management fee reflected a not-unreasonable allocation of the advisory fees paid to the firm given the work performed by it.

The Board considered that it was provided a comparison of each New Fund’s fees to a group of ETFs and mutual funds selected by FUSE (“FUSE Peer Group”). The Board noted that, when compared to the FUSE Peer Group, CBSE’s proposed advisory fee was slightly higher than the median fund in the FUSE Peer Group but within the range of the FUSE Peer Group funds. The Board also considered that CBLS’s proposed advisory fee was the highest in the FUSE Peer Group, but noted the differences in strategies between CBLS and the FUSE Peer Group funds, noting the additional complexity of CBLS. With the context of each of the above items, the Board concluded that the proposed unitary management fees for CBLS and CBSE were not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by Clough from its relationship with the New Funds and reviewed an analysis of Clough’s expected profitability with respect to the work to be completed for each New Fund, noting the profits anticipated for each New Fund, if any, were not unreasonable across the initial two-year term of the Advisory Agreement.

Conclusion. Having requested and received information from Clough as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of CBLS and CBSE and each Fund’s shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	July 7, 2025

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	July 7, 2025